Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before the provision for income taxes
	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Israel	1,293	(83,028)	(170,138)
Foreign	2,781	8,800	(31,279)

Total	4,074	(74,228)	(201,417)

Schedule of provision for income taxes
	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Current:
Israel	$16	$-	$-
Foreign	92	$795	$1,512

Total current income tax expense	108	$795	$1,512

Deferred:
Israel	-	-	-
Foreign	52	(90)	(7,524)

Total deferred income tax (benefit) expense	52	(90)	(7,524)

Total provision for income taxes	$160	$705	$(6,012)

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Theoretical income tax expense (benefit)	$937	$(17,072)	$(46,326)
Change in valuation allowance	(2,235)	26,822	43,134
Return to provision true ups	-	(2,490)	395
Foreign tax rate differentials	(150)	(76)	311
Shared Based Compensations non-deductible (taxable)	910	(8,148)	(929)
Non-deductible expenses	1,290	1,517	820
Tax rate change impact	-	-	(1,883)
Foreign exchange impact	(357)	273	874
State Taxes	-	63	(316)
Valuation allowance on acquisition balances	-	-	(3,482)
Other	(235)	(184)	1,390

Total	$160	$705	$(6,012)

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2022
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards *)	30,129	75,766
Research and development expenses	4,327	9,186
Leasing liabilities	4,823	4,588
Accruals and reserves	351	848
Share-based compensation	1,371	7,758
Deferred IPO costs	-	346
R&D tax credits	-	351
Bad debt	-	157
Unrealized Losses from marketable securities	-	482
Gross deferred tax assets	41,001	99,482
Valuation allowance	(36,077)	(79,211)
Total deferred tax assets	4,924	20,271

Deferred tax liabilities:
Deferred contract acquisition costs	376	391
Leasing assets	4,548	4,570
Property and equipment	-	42
Intangibles		21,577
Other		78
Gross deferred tax liabilities	4,924	26,658

Deferred taxes assets (liabilities),net	-	(6,387)

*) Refer to note 10g.

Schedule of unrecognized tax benefits

	December 31,
	2021	2022
	(in thousands)

Beginning balance	-	19,389
Increases related to tax positions taken during the current year *)	19,389	34,281
Ending balance	19,389	53,670

*) As of December 31, 2022 unrecognized tax benefit in amount of $53.7 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.